Note 18 - Commitments (Details Textual)				1 Months Ended						12 Months Ended
	Dec. 07, 2022 CAD ($)	Dec. 14, 2012 USD ($)	Nov. 15, 2011	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2019 BRL (R$)	Sep. 30, 2018 BRL (R$)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 CAD ($)
Statement Line Items [Line Items]
Low-value assets											$ 3,023
Short-term leases assets											$ 75,710
Jarbas agreement, exploration licenses [member]
Statement Line Items [Line Items]
Purchase of intangible assets										$ 628,660
Altoro agreement, exploration licenses [member]
Statement Line Items [Line Items]
Purchase of intangible assets		$ 850,000
Payments to counterparty upon ANM granting mining license over exploration concession		$ 650,000
Surfacec rights lease payment [member]
Statement Line Items [Line Items]
Surface rights lease agreement, payment				$ 55,000		$ 25,000	$ 25,000
Option agreement, option payment	$ 650,000
Boa Vista Gold Inc. [member]
Statement Line Items [Line Items]
Payments to counterparty | R$								R$ 400,000	R$ 3,620,000
Boa Vista Gold Inc. [member] | Mineral rights agreement [member]
Statement Line Items [Line Items]
Payments to counterparty | R$					R$ 3,220,000
D'Gold [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage			1.50%
D'Gold [member] | Additional payable if holdings drop below 10% [member]
Statement Line Items [Line Items]
Net smelter return royalty, percentage			1.50%